Details of Significant Accounts - Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	$ 407	$ 452
Additions	165	154
Depreciation expense	(247)	(209)	$ (150)
Net exchange differences	(36)	10
Closing net book amount	289	407	452
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	1,116	954
Disposals		(18)
Closing net book amount	1,169	1,116	954
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(709)	(502)
Disposals		18
Closing net book amount	(880)	(709)	(502)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	123	177
Additions	58	34
Depreciation expense	(119)	(93)
Net exchange differences	(11)	5
Closing net book amount	51	123	177
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	516	473
Disposals		(6)
Closing net book amount	521	516	473
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(393)	(296)
Disposals		6
Closing net book amount	(470)	(393)	(296)
Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	256	264
Additions	107	97
Depreciation expense	(119)	(110)
Net exchange differences	(24)	5
Closing net book amount	220	256	264
Machinery | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	552	457
Disposals		(12)
Closing net book amount	602	552	457
Machinery | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(296)	(193)
Disposals		12
Closing net book amount	(382)	(296)	(193)
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	28	11
Additions		23
Depreciation expense	(9)	(6)
Net exchange differences	(1)
Closing net book amount	18	28	11
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	48	24
Closing net book amount	46	48	24
Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(20)	(13)
Closing net book amount	$ (28)	$ (20)	$ (13)